MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
MINERAL PROPERTIES [Text Block]

5.    MINERAL PROPERTIES

Total mineral property maintenance and exploration costs are listed in the table below:

	Singatse Peak Services				Six Mile
						Butte	Blue
	MacArthur	Yerington	Bear	Wassuk	Groundhog	Valley	Copper	Total
Balance December 31, 2018	$18,218	$10,578	$1,012	$1,105	$1,620	$-	$-	$32,533

Property maintenance	$159	$90	$238	$110	$64	$168	$-	$829
Geological & mapping	17	-	17	-	65	-	-	99
Geophysical surveys	-	-	-	-	368	18	-	386
Technical study	110	-	-	-	20	-	-	130
Assay & labs	-	-	-	-	5	-	-	5
Environmental	-	189	-	-	-	-	-	189
Field support & other	-	15	-	-	178	-	-	193
Proceeds from water rights		(5,685)						(5,685)
Total additions of the year	286	(5,391)	255	110	700	186	-	(3,854)
Balance December 31, 2019	$18,504	$5,187	$1,267	$1,215	$2,320	$186	$-	$28,679

Property maintenance	$159	$73	$193	$255	$61	$201	$-	$942
Geological & mapping	4	-	-	-	3	-	-	7
Geophysical surveys	-	-	-	-	66	-	-	66
Technical study	158	-	-	-	14	-	-	172
Assay & labs	3	-	-	-	-	-	-	3
Environmental	-	167	-	-	-	-	-	167
Field support & other	-	10	-	-	58	-	-	68
Proceeds from water rights	-	(1,868)	-	-		-	-	(1,868)
Total additions of the year	324	(1,618)	193	255	202	201	-	(443)
Balance December 31, 2020	$18,828	$3,569	$1,460	$1,470	$2,522	$387	$-	$28,236

Property maintenance	$159	$69	$193	$305	$98	$247	$401	$1,472
Drilling	892	-	-	47	-	500	-	1,439
Geological & mapping	22	-	-	-	-	-	16	38
Geophysical surveys	20	-	63	-	-	47	15	145
Technical study	276	11	-	-	1	-	-	288
Assay & labs	231	-	-	-	-	-	-	231
Environmental	43	142	-	-	-	-	-	185
Field support & other	46	5	-	3	67	1	47	169
Total additions of the year	1,689	227	256	355	166	795	479	3,967
Balance December 31, 2021	$20,517	$3,796	$1,716	$1,825	$2,688	$1,182	$479	$32,203

The Company owns a 100% interest in the MacArthur and Yerington properties. It has an option to earn a 100% interest in the Bear, Wassuk, and Butte Valley properties in Nevada, a 100% interest in the Blue Copper Project in Montana, and a 90% interest in the Groundhog property in Alaska.

a) MacArthur and Yerington Properties, Nevada

On February 24, 2021, the Company announced a purchase and sale agreement to sell certain primary groundwater rights to Desert Pearl Farms LLC ("Desert Pearl"), a Yerington-based company involved in agriculture, for $2,910 (the "Purchase and Sale Agreement"). In early March, 2021, the Company filed an application with the State of Nevada Division of Water Resources ("NDWR") to change the manner of use of the water rights from mining to agriculture and their place of use ("Change Application"). Under the terms of the Purchase and Sale Agreement, Desert Pearl made a $1,000 initial payment to the Company on March 5, 2021. The Purchase and Sale Agreement is subject to the NDWR's final approval of the Change Application. The primary water rights covered under the Purchase and Sale Agreement are one of the water rights that are the subject of forfeiture, as discussed in the next paragraph.

On July 23, 2021, the Company received a notice from the State of Nevada that three water rights permits had been forfeited. Further, that the application for an extension of time to prevent forfeiture of a fourth certificate was denied. The permits affected are components of the Purchase and Sale Agreement announced on February 24, 2021.

On August 20, 2021, the Company filed a Petition for Judicial Review of the Forfeiture Notice and has retained legal counsel to initiate and vigorously undertake the appeal process. Should the appeal be unsuccessful or Desert Pearl elects to terminate the Purchase and Sale Agreement, the Company will be obligated to refund the $1,000 initial payment to Desert Pearl (therefore, it has been treated as an accrued liability on the balance sheet) and the $1,910 balance of the water rights proceeds would be forfeited.

b) Bear Deposit, Nevada

The Company has five option agreements, entered from March 2013 to May 2015, to acquire a 100% interest in private land in Yerington, Nevada, known as the Bear deposit. Under the terms of these option agreements, as amended, the Company is required to make $5,673 in cash payments over 15 years ($5,029 paid) to maintain the exclusive right to purchase the land, mineral rights, and certain water rights and to conduct mineral exploration on these properties. Two of the properties are subject to a 2% NSR upon commencing commercial production, which can be reduced to a 1% NSR in consideration of $1,250 total.

Outstanding payments due under the five option agreements by year are as follows:

•      $193 due in 2021 (paid);

•      $193 due 2022;

•      $201 due in 2023;

•      $50 due in years 2024 to 2028.

c) Wassuk, Nevada

The Wassuk property consists of 310 unpatented lode claims totaling approximately 6,400 acres on lands administered by the BLM.

The Company has completed all requirements to earn a 100% interest in certain unpatented mining claims in Lyon County, Nevada, ($1,405 in cash payments and a work commitment of $50) and is in the process of exercising its option to purchase these claims. During 2021 two final option payments of $125 due by August 1, 2021, and the final $125 due by October 10, 2021, were both paid and form part of the total payments of $1,405.

The property is subject to a 3% NSR upon commencing commercial production, which can be reduced to a 2% NSR royalty in consideration of $1,500.

d) Groundhog, Alaska

On April 20, 2017, the Company entered a lease with option to purchase agreement with Chuchuna Minerals Company ("Chuchuna") to earn a 90% interest in the Groundhog copper prospect, located two hundred miles southwest of Anchorage, Alaska.

During the year ended December 31, 2021, the lease agreement was further extended from six to seven years, providing the Company more time to make the required exploration expenditures and lump sum payment. To earn the 90% interest, the Company must fund a total of $5,000 ($2,688 funded) of exploration expenditures and make a lump sum payment to Chuchuna of $3,000 by the end of April 20, 2024. The Company can terminate the Agreement at its discretion.

The Company has met the annual work commitments required to spend a minimum of $160. The Company incurred exploration expenditures of $166 for the year-ended December 31, 2021.

e) Butte Valley, Nevada

The Company entered into an option agreement dated August 22, 2019, as amended on December 6, 2019 and July 30, 2021, with North Exploration, LLC ("North Exploration"), to purchase a 100% interest in six hundred unpatented mining claims in White Pine County, Nevada, for $600 over five years. North Exploration will retain a 2.5% NSR, of which 1% can be purchased for $1,000. A further 0.5% NSR can be purchased within the first ten years after the option is exercised for $5,000.

On December 3, 2019, the Company entered into an option agreement with Nevada Select Royalty, Inc. ("Nevada Select"), to purchase a 100% interest in seventy-eight unpatented claims in White Pine Country, Nevada associated with the Butte Valley project for $250 over five years. Nevada Select will retain a 2% NSR, of which 1% can be purchased by the Company during the ten-year term of the option for $10,000.

Aggregate payments to maintain the two option agreements by year are as follows:

 •       $20 due 2019 (paid);

 •       $80 due in 2020 (paid);

 •       $100 due in 2021 (paid);

 •       $150 due in 2022; and

 •       $250 each due in 2023 and 2024.

On January 26, 2022, the Company entered into a property acquisition agreement to assign its options to acquire the Butte Valley property to 1301666 B.C. Ltd ("BC Co.") which is a private British Columbia company established to acquire mineral resource properties (see Note 16).

f) Chaco Bear and Ashton Properties, British Columbia

On August 25, 2021, the Company entered into a non-binding letter of intent (the "LOI") with Houston Minerals Ltd. ("Houston") setting forth the terms of an option whereby the Company may acquire a 100% interest in the Chaco Bear Property located directly east of the Golden Triangle of British Columbia, and the Ashton Property located near Lytton, British Columbia (Collectively, the "Properties").

Under the terms of the LOI, the Company and Houston proposed to enter into a definitive agreement whereby the Company can earn up to a 100% interest in the Properties by making the following issuances and payments over a four-year period:

•	issuing 8,000,000 common shares of the Company on closing;
•	making annual lease payments on the Properties after 2021;
•	incurring CAD$150 of exploration expenditures on the Chaco Bear Property and CAD$50 of exploration expenditures on the Ashton Property before the end of 2021 for CAD$200 (paid);
•	incurring exploration expenditures of at least the value of the annual assessment multiplied by 1.5 for periods after 2021;
•	paying CAD$1,500 for the Chaco Bear Property and CAD$1,000 for the Ashton Property on or before 4 years from the closing, which amounts are payable in cash or common shares of the Company; and
•	making annual advance royalty payments in the fourth and fifth year from the closing in the amounts of CAD$250 on the Chaco Bear Property and CAD$150 on the Ashton Property.

On September 17, 2021, the parties agreed to an amendment to the LOI to include a 2.5% NSR on each property. Prior to feasibility, the Company may reduce the NSR to 1.0% on the Chaco Bear Property in consideration for a payment of CAD$6,000 and 1.0% on the Ashton Property for a payment of CAD$3,000. Post feasibility, the Company may purchase the remaining 1.0% NSR on the Chaco Bear Property for CAD$12,000 and the remaining 1.0% NSR on the Ashton Property for CAD$6,000.

On January 26, 2022, the Company entered into an option agreement with Houston to replace the LOI (See subsequent events). (See Note 16).

g) Blue Copper Prospect, Montana

During the year ended as of December 31, 2021, Blue Copper LLC (the Company's 100% owned subsidiary) acquired and staked a district scale exploration and resource discovery opportunity (the "Blue Copper Prospect"), comprising more than 7,430 acres in Powell County and Lewis & Clark County in Montana, USA. The area is prospective for high grade copper-gold skarns and porphyry copper-gold mineralization. The claim block encompasses a group of more than fourteen historic small mines that produced high grade gold, copper and tungsten.

As a part of the transaction, Blue Copper LLC entered into a purchase agreement with Four O Six Mining & Exploration LLC to acquire certain existing and additional unpatented mining claims. In exchange for the unpatented mining claims, as part of the closing of the transaction, the Company issued 1,500,000 common shares of the capital of the Company (Note 16 (c)) and provided a NSR of 2.0% with a buy-down of 1% NSR for $1,500.

Blue Copper LLC has staked an additional 131 claims to expand the Blue Copper Prospect. The Company has provided a NSR of 2% with a buy-down of 1% NSR for $600 to Four O Six Mining & Exploration LLC for these claims.